Composition of Installment Loans By Domicile and Type of Borrower (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	¥ 2,691,171		¥ 2,769,898
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	70,801	[1]	97,559	[1]
Japan | Consumer Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	912,651		864,764
Japan | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	225,707		236
Japan | Consumer - Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	26,967		13,590
Japan | Consumer Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	1,165,325		878,590
Japan | Corporate Real Estate Companies Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	245,465		297,562
Japan | Non-recourse loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	134,440		226,887
Japan | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	442,146		503,454
Japan | Corporate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	822,051		1,027,903
Overseas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	632,994		765,846
Overseas | Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	434,517		549,326
Overseas | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	¥ 198,477		¥ 216,520

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").